CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Net of allowance	$ 3.6	$ 4.5	$ 3.3
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000,000	1,500,000,000
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,100,000
Common stock, shares issued	481,266,396	481,121,695	416,303,325
Common stock, shares outstanding	481,266,396	481,121,695	416,303,325